Employee benefits - Summary of Defined Benefit Pension Plans (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee benefits
Defined benefit obligation	€ 25,454	€ 22,228
Fair value of plan assets	(22,488)	(20,814)
Net defined benefit liability	€ 2,966	€ 1,414